Note 30 - Subsequent Event	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
30.
          Subsequent event

On
July 2, 2019,
the Company sold its
100%
interest in VivoRex, LLC, for
$1
and recorded a gain for accounting purposes of
$2.276
million as a result of the disposal of onerous contract obligations of
$2.047
million and other liabilities of
$0.302
million, net of cash and other current assets of
$0.073
million. Results of operations for VivoRex, LLC, are reported within the Solar Development operating segment, as disclosed in note
4.2,
and accounted for
$1.959
million (
2018:
$0.645
million) of the operating loss reported for this segment.